Impairment losses (Details) ₨ / shares in Units, € in Millions, ₨ in Billions	12 Months Ended
	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 EUR (€) ₨ / shares	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 EUR (€) ₨ / shares	Mar. 31, 2022 EUR (€)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Impairment losses
Impairment losses					€ 0
Foreign exchange translation differences transferred to the income statement	€ (272)		€ 111		€ (309)
Vantage Towers [Member]
Impairment losses
Net gain on transaction			8,607
Goodwill.
Impairment losses
Management plans period (in years)	5 years
Indus Towers
Impairment losses
Impairment losses			64
Impairment reversal	€ 64
Share price | ₨ / shares		₨ 291.15		₨ 143.00
Recoverable amount	1,800	₨ 1,800	€ 900	₨ 900		₨ 165	₨ 81
Cash-generating units within continuing operations
Impairment losses
Impairment losses	€ 0